Schedule of Investments
August 31, 2021 (unaudited)
AINN Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies (8) - 95.31%

Invesco QQQ Trust, Series 1 ETF	3,856	1,465,087
iShares Core S&P Mid-Cap ETF	5,300	1,457,871
iShares MSCI EAFE ETF	17,947	1,447,246
iShares MSCI Emerging Market ETF	28,093	1,472,354
iShares Russell 2000 ETF	6,515	1,471,869
ProShares Ultra QQQ ETF (2)	18,082	1,485,617
ProShares Ultra S&P500 ETF	11,073	1,465,069
SPDR Dow Jones Industrial Average ETF Trust	4,077	1,442,932
SPDR S&P 500 ETF Trust	3,221	1,454,475
SPDR S&P Biotech ETF (2)	11,341	1,506,538

Total Registered Investment Companies	(Cost $ 14,436,640)	14,669,058

Money Market Registered Investment Companies - 5.01%

First American Government Obligations Fund Class X - 0.03% (5)	771,605	771,605

Total Money Market Registered Investment Companies	(Cost $ 771,605)	771,605

Total Investments - 100.33%	(Cost $ 15,208,245)	15,440,663

Liabilities in Excess of Other Assets - -.33%		(50,139)

Total Net Assets - 100.00%		15,390,524

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$15,440,663	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,440,663	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.